Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2012-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

A.	DATES	Begin	End	# days
1	Payment Date		10/15/2014
2	Collection Period	9/1/2014	9/30/2014	30
3	Monthly Interest Period-Actual	9/15/2014	10/14/2014	30
4	Monthly Interest - Scheduled	9/15/2014	10/14/2014	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	200,000,000.00	-	-	-	-	-	-
7	Class A-3 Notes	203,670,000.00	21,773,427.50	-	-	21,773,427.50	-	-
8	Class A-4 Notes	60,000,000.00	60,000,000.00	-	-	8,569,407.72	51,430,592.28	0.8571765
9	Total Class A Notes	643,310,000.00	81,773,427.50	0.00	0.00	30,342,835.22	51,430,592.28
10	Class B Notes	30,450,000.00	30,450,000.00	-	-	-	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	112,223,427.50	$0.00	$0.00	$30,342,835.22	81,880,592.28
	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	16,874.41	0.0828517	21,773,427.50	106.9054230	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	8,569,407.72	142.8234620	0.00
20	Total Class A Notes		69,874.41	0.1086170	30,342,835.22	47.1667396	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		107,683.16	0.1598242	30,342,835.22	45.0350796	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	190,075,351.23				162,766,799.53

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	3.50%	3.50%
25	Aggregate Securitization Value	761,318,516.91	180,851,999.48
26	Aggregate Base Residual Value (Not Discounted)	509,718,503.66	163,707,556.28

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	4,287	9,071,702.08
28	Turn-in Ratio on Scheduled Terminations			62.72%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	14,857	211,194,834.70
30	Depreciation/Payments		(3,148,703.32)
31	Gross Credit Losses	(28)	(363,637.39)
32	Early Terminations — Regular	(2)	(42,521.23)
33	Scheduled Terminations — Returned	(1,614)	(19,526,681.73)
34	Payoff Units & Lease Reversals	(503)	(7,261,291.55)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	12,710	180,851,999.48

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

C.	SERVICING FEE

37	Servicing Fee Due	175,995.70

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(27,210.73)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,806,592.58
41	Beginning Reserve Account Balance	3,806,592.58
42	Ending Reserve Account Balance	3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	11,397	98.96%	164,595,319.07
44	31 - 60 Days Delinquent	99	0.86%	1,458,680.24
45	61 - 90 Days Delinquent	15	0.13%	220,814.91
46	91+ Days Delinquent	6	0.05%	73,959.39

47	Total	11,517	100.00%	166,348,773.61

48	Prepayment Speed (1 Month)				0.00%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

49	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,616	19,569,202.96
50	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(20,786,253.15)
51	Less: Excess Wear and Tear Received in Current Period		(60,605.71)
52	Less: Excess Mileage Received in Current Period		(54,059.77)

	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(1,331,715.67)

53	Beginning Cumulative Net Residual Losses		(16,580,860.31)
54	Current Period Net Residual Losses		(1,331,715.67)

55	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(17,912,575.98)

56	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-2.35%

	Credit Losses:	Units	Amounts
57	Aggregate Securitization Value on charged-off units	28	363,637.39
58	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(361,984.09)

59	Current Period Net Credit Losses/(Gains)		1,653.30

60	Beginning Cumulative Net Credit Losses		3,670,268.16
61	Current Period Net Credit Losses		1,653.30

62	Ending Cumulative Net Credit Losses		3,671,921.46

63	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.48%

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS
64	Lease Payments Received	3,938,627.30
65	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	20,857,608.63
66	Liquidation Proceeds, Recoveries & Expenses	306,296.61
67	Insurance Proceeds	55,687.48
68	Sales Proceeds, Recoveries & Expenses - Early Terminations	43,310.00
69	Payoff Payments	8,919,092.85
70	All Other Payments Received	-

71	Collected Amounts	34,120,622.87

72	Investment Earnings on Collection Account	1,127.32

73	Total Collected Amounts, prior to Servicer Advances	34,121,750.19

74	Servicer Advance	0.00

75	Total Collected Amounts - Available for Distribution	34,121,750.19

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

76	Servicing Fee	175,995.70
77	Interest on the Exchange Note - to the Trust Collection Account	236,010.23
78	Principal on the Exchange Note - to the Trust Collection Account	27,308,551.70
79	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,662,432.03
80	Remaining Funds Payable to Trust Collection Account	2,738,760.53

81	Total Distributions	34,121,750.19

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

82	Available Funds	33,945,754.49

83	Investment Earnings on Reserve Account	125.10

84	Reserve Account Draw Amount	0.00

85	Total Available Funds - Available for Distribution	33,945,879.59

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

86	Administration Fee	8,799.78
87	Class A Noteholders' Interest Distributable Amount	69,874.41
88	Noteholders' First Priority Principal Distributable Amount	-
89	Class B Noteholders' Interest Distributable Amount	37,808.75
90	Noteholders' Second Priority Principal Distributable Amount	-
91	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
92	Noteholders' Regular Principal Distributable Amount	30,342,835.22
93	Remaining Funds Payable to Certificateholder	3,486,561.43

94	Total Distributions	33,945,879.59